Related Parties Balances and Transactions (Details) - Schedule of Related Party Transactions - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Youxiang Group [Member]
Related Party Transaction [Line Items]
Lease expenses	[1]	¥ 154	¥ 419
Revenues	[2]	1,819	3,690
Property management expense	[3]	758	3,503
Guangdong Advertising Co., Ltd. [Member]
Related Party Transaction [Line Items]
Lease expenses	[1]	349	444
Revenues	[4]	9,155	12,822
Purchase of advertisement distribution resources	[5]	552	428
Guangdong Advertising Marketing Group [Member]
Related Party Transaction [Line Items]
Purchase of advertisement distribution resources	[5]	¥ 45,833	¥ 3,841

[1]	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd..
[2]	The amount represents consulting, construction and designing services, and workspace membership service provided to Youxiang Group.
[3]	The amount represents property management services provided by Youxiang Group.
[4]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[5]	The amount represents advertisement distribution services provided by these related parties.